================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08527

                                   ----------

           ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS - 97.7%

Finance - 22.6%
Banking - Money Center - 14.3%
Anglo Irish Bank Corp. Plc.                               137,063   $ 1,869,643
Banco Bilbao Vizcaya Argentaria, SA                       230,901     4,071,790
BNP Paribas, SA                                            36,902     2,798,907
Credit Suisse Group(a)                                    102,007     4,511,916
EFG Eurobank Ergasias                                      31,160       939,209
Kookmin Bank                                               46,090     2,622,260
Mitsubishi UFJ Financial Group, Inc.                          354     4,449,232
Standard Chartered Plc.                                   189,602     3,981,740
Sumitomo Mitsui Financial Group, Inc.                         354     3,269,347
UBS AG                                                     68,549     5,844,117
                                                                    -----------
                                                                     34,358,161
                                                                    -----------
Banking - Regional - 2.4%
Allied Irish Banks Plc.                                   187,844     3,942,173
Turkiye Is Bankasi Series C                               258,062     1,800,744
                                                                    -----------
                                                                      5,742,917
                                                                    -----------
Brokerage & Money Management - 1.5%
Man Group Plc.                                             63,245     1,724,940
Nomura Holdings, Inc.                                     127,600     1,968,445
                                                                    -----------
                                                                      3,693,385
                                                                    -----------
Insurance - 3.2%
Cathay Financial Holding Co., Ltd.                        529,000       932,077
ING Groep NV                                               61,355     1,769,602
Prudential Plc.                                           227,208     1,906,270
QBE Insurance Group, Ltd.                                 108,196     1,444,120
Swiss Re(a)                                                21,960     1,482,266
                                                                    -----------
                                                                      7,534,335
                                                                    -----------
Miscellaneous - 1.2%
Aeon Credit Service Co., Ltd.                              18,800     1,476,720
FirstRand, Ltd.                                           552,903     1,301,624
                                                                    -----------
                                                                      2,778,344
                                                                    -----------
                                                                     54,107,142
                                                                    -----------
Consumer Services - 14.2%
Advertising - 1.0%
WPP Group plc                                             246,287     2,419,400
                                                                    -----------
Broadcasting & Cable - 0.4%
Grupo Televisa, SA (ADR)                                   14,600     1,067,260
                                                                    -----------
Cellular Communications - 5.0%
America Movil SA de CV Series L (ADR)                      55,100     1,446,375
Investcom LLC (GDR)(a)(b)                                   4,256        57,499
Mobile TeleSystems (ADR)                                   28,600     1,057,914
NTT DoCoMo, Inc.                                              707     1,220,947
Orascom Telecom Holding, SAE (GDR)(b)                      22,207     1,089,253
Turkcell Iletisim Hizmetleri AS (ADR)                      51,900       684,042
Vodafone Group Plc.                                     2,450,491     6,433,620
                                                                    -----------
                                                                     11,989,650
                                                                    -----------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
Entertainment & Leisure - 1.9%
Carnival Plc.                                              30,949   $ 1,569,478
Greek Organisation of Football Prognostics, SA             57,646     1,668,679
Hoya Corp.(a)                                              42,000     1,453,999
                                                                    -----------
                                                                      4,692,156
                                                                    -----------
Printing & Publishing - 0.7%
Naspers, Ltd. Cl. N                                       110,956     1,602,096
                                                                    -----------
Restaurants & Lodging - 0.9%
Accor, SA                                                  42,036     2,099,742
                                                                    -----------
Retail - General Merchandise - 3.3%
Esprit Holdings, Ltd.                                     130,000       920,969
GUS Plc.                                                   75,146     1,120,875
Luxottica Group SpA                                       100,670     2,429,500
Next Plc.                                                  48,679     1,149,623
Shinsegae Co., Ltd.                                         2,810     1,009,221
Takashimaya Co., Ltd.                                      92,000     1,237,282
                                                                    -----------
                                                                      7,867,470
                                                                    -----------
Miscellaneous - 1.0%
First Choice Holidays Plc                                 201,677       697,338
Li & Fung, Ltd.                                           752,000     1,613,694
                                                                    -----------
                                                                      2,311,032
                                                                    -----------
                                                                     34,048,806
                                                                    -----------
Energy - 12.5%
International - 8.8%
ENI SpA                                                   210,001     5,621,353
Lukoil (ADR)                                               81,278     4,332,117
Norsk Hydro ASA                                            33,183     3,292,289
Petroleo Brasileiro, SA (ADR)(a)                           90,300     5,180,511
Total, SA                                                  11,100     2,793,441
                                                                    -----------
                                                                     21,219,711
                                                                    -----------
Oil Service - 3.7%
Schlumberger, Ltd.                                         81,600     7,406,832
Smedvig ASA Cl. A                                          67,251     1,422,985
                                                                    -----------
                                                                      8,829,817
                                                                    -----------
                                                                     30,049,528
                                                                    -----------
Health Care - 12.0%
Drugs - 8.3%
AstraZeneca Plc.                                           23,818     1,065,506
Daiichi Sankyo Co., Ltd.(a)                                43,000       779,400
GlaxoSmithKline Plc.                                       27,360       711,623
Novartis AG                                                88,459     4,757,686
Ranbaxy Laboratories, Ltd. (GDR)                           65,412       506,943
Roche Holding AG                                           45,349     6,775,317
Sanofi-Aventis                                             25,985     2,081,849
Takeda Pharmaceutical Co., Ltd.                            31,000     1,699,206
Teva Pharmaceutical Industries, Ltd. (ADR)                 40,400     1,540,048
                                                                    -----------
                                                                     19,917,578
                                                                    -----------
Medical Products - 3.7%
Alcon, Inc.                                                34,900     4,638,210
Nobel Biocare Holding AG                                    8,421     1,941,346
Smith & Nephew Plc.                                       137,098     1,159,761
Synthes, Inc.                                               9,961     1,054,791
                                                                    -----------
                                                                      8,794,108
                                                                    -----------
                                                                     28,711,686
                                                                    -----------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Technology - 8.0%
Communication Equipment - 1.7%
Nokia Oyj                                                  55,093   $   923,172
O2 Plc.                                                   428,987     1,562,730
Telefonaktiebolaget LM Ericsson Cl. B                     479,174     1,570,115
                                                                    -----------
                                                                      4,056,017
                                                                    -----------
Computer Peripherals - 0.2%
LG Philips LCD Co., Ltd.(a)                                11,380       423,260
                                                                    -----------
Computer Services - 0.5%
CapGemini, SA(a)                                           32,094     1,180,397
                                                                    -----------
Electronic Components - 0.3%
LG Philips LCD Co., Ltd. (ADR)(a)                          35,100       667,251
                                                                    -----------
Internet Infrastructure - 0.6%
Fastweb(a)                                                 30,766     1,400,686
                                                                    -----------
Semiconductor Components - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.               12,287        19,067
Taiwan Semiconductor Manufacturing Co., Ltd.,
   warrants expiring 11/21/05(a)                          720,000     1,435,680
United Microelectronics Corp.                             609,623       325,166
                                                                    -----------
                                                                      1,779,913
                                                                    -----------
Software - 1.8%
Infosys Technologies, Ltd.                                 34,866     1,955,511
SAP AG                                                     13,269     2,275,433
                                                                    -----------
                                                                      4,230,944
                                                                    -----------
Miscellaneous - 2.2%
Canon, Inc.                                                44,800     2,371,227
Hoya Corp.                                                 11,200       392,273
Keyence Corp.                                               5,500     1,265,559
Tokyo Electron, Ltd.                                       26,300     1,322,095
                                                                    -----------
                                                                      5,351,154
                                                                    -----------
                                                                     19,089,622
                                                                    -----------
Consumer Staples - 5.9%
Beverages - 1.3%
SABMiller Plc.                                            161,611     3,049,137
                                                                    -----------
Food - 2.0%
Groupe Danone                                               8,720       886,373
Nestle, SA                                                 13,266     3,950,051
                                                                    -----------
                                                                      4,836,424
                                                                    -----------
Retail - Food & Drug - 1.1%
Tesco Plc.                                                505,785     2,693,238
                                                                    -----------
Tobacco - 0.6%
Altadis, SA                                                33,632     1,427,334
                                                                    -----------
Miscellaneous - 0.9%
Punch Taverns Plc.                                        164,695     2,132,397
                                                                    -----------
                                                                     14,138,530
                                                                    -----------
Consumer Manufacturing - 5.2%
Appliances - 0.4%
LG Electronics, Inc.                                       15,290       997,042
                                                                    -----------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Auto & Related - 2.5%
Denso Corp.                                                42,900   $ 1,221,311
Tata Motors, Ltd.                                          64,803       681,814
Toyota Motor Corp.                                         87,400     4,052,780
                                                                    -----------
                                                                      5,955,905
                                                                    -----------
Building & Related - 2.3%
CRH Plc.                                                  108,076     2,700,828
Rinker Group, Ltd.                                        122,773     1,392,825
Vinci, SA                                                  19,772     1,546,003
                                                                    -----------
                                                                      5,639,656
                                                                    -----------
                                                                     12,592,603
                                                                    -----------
Basic Industry - 4.3%
Chemicals - 0.7%
Hitachi Chemical Co., Ltd.                                 80,300     1,729,670
                                                                    -----------
Mining & Metals - 3.6%
Aluminum Corp. of China, Ltd. Cl. H                     2,856,000     1,728,794
BHP Billiton, Ltd.                                         16,073       249,302
BHP Billiton Plc.                                         148,556     2,186,091
China Shenhua Energy Co., Ltd. Cl. H(a)                 2,176,000     2,385,934
Companhia Vale do Rio Doce (CVRD) (ADR)                    44,100     1,822,653
Mining & Metallurgical Co., Norilsk Nickel (ADR)            3,010       219,429
                                                                    -----------
                                                                      8,592,203
                                                                    -----------
                                                                     10,321,873
                                                                    -----------
Utilities - 4.3%
Electric & Gas Utility - 0.9%
Datang International Power Generation Co., Ltd. Cl. H   2,876,000     2,045,228
                                                                    -----------
Telephone Utility - 3.4%
Deutsche Telekom AG(a)                                    113,944     2,015,132
France Telecom, SA                                         87,802     2,282,695
Telecom Italia SpA                                        294,701       852,905
Telefonica, SA                                            195,601     3,122,260
                                                                    -----------
                                                                      8,272,992
                                                                    -----------
                                                                     10,318,220
                                                                    -----------
Capital Goods - 3.5%
Electrical Equipment - 1.7%
Atlas Copco AB Cl A                                       132,568     2,423,070
AU Optronics Corp.                                        254,610       324,454
Sumitomo Electric Industries, Ltd.                        101,000     1,329,047
                                                                    -----------
                                                                      4,076,571
                                                                    -----------
Machinery - 1.4%
Hitachi Construction Machinery Co., Ltd.                  112,000     2,137,427
Smiths Group Plc.                                          79,000     1,276,340
                                                                    -----------
                                                                      3,413,767
                                                                    -----------
Miscellaneous - 0.4%
Nitto Denko Corp.                                          15,700       950,593
                                                                    -----------
                                                                      8,440,931
                                                                    -----------
Multi-Industry - 2.4%
Multi-Industry - 2.4%
Mitsubishi Corp.                                           69,900     1,359,295
Mitsui & Co., Ltd.                                        132,000     1,620,798
Osg Corp.                                                  62,300     1,069,693
Premiere(a)                                                60,850     1,750,946
                                                                    -----------
                                                                      5,800,732
                                                                    -----------

                                                        Shares or
                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Aerospace & Defense - 1.7%
Aerospace - 1.7%
BAE Systems Plc.                                          685,140   $  4,009,179
                                                                    ------------
Transportation - 1.1%
Railroad - 1.1%
East Japan Railway Co.                                        432      2,566,714
                                                                    ------------
Total Common Stocks & Other Investments
   (cost $197,386,118)                                               234,195,566
                                                                    ------------
SHORT-TERM INVESTMENT - 1.5%
Time Deposit - 1.5%
HBOS Treasury
   4.02%, 11/01/05
   (cost $3,500,000)                                     $  3,500      3,500,000
                                                                    ------------
Total Investments - 99.2%
   (cost $200,886,118)                                               237,695,566
Other assets less liabilities - 0.8%                                   1,901,683
                                                                    ------------
Net Assets - 100%                                                   $239,597,249
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of these securities amounted to $1,146,752 or 0.48% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND
COUNTRY BREAKDOWN
October 31, 2005 (unaudited)

 17.2%  Japan
 17.2%  United Kingdom
 14.7%  Switzerland
  6.6%  France
  4.3%  Italy
  3.9%  Netherlands
  3.7%  Hong Kong
  3.6%  Spain
  3.6%  Ireland
  2.9%  Brazil
  2.5%  Germany
  2.4%  South Korea
  2.4%  Russia
  2.0%  Norway
  1.7%  Sweden
  1.3%  India
  1.3%  Australia
  1.3%  Taiwan
  1.2%  South Africa
  1.1%  Greece
  1.1%  Mexico
  1.0%  Turkey
  0.6%  Israel
  0.5%  Egypt
  0.4%  Finland
  1.5%  Short-Term
-----
100.0%  Total Investments

* All data are as of October 31, 2005. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Research Growth Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -----------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005